BUSINESS COMBINATION (Acquisition of NationSky, Narrative) (Details) ¥ in Thousands, $ in Thousands			8 Months Ended	12 Months Ended
	Jul. 15, 2013 USD ($) shares	May. 11, 2012 USD ($) shares	Dec. 31, 2012 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 26, 2015 CNY (¥)
Business Acquisition [Line Items]
Net revenues				$ 406,691	$ 332,324	$ 196,702
Net income				(1,303)	$ (76,738)	$ (1,856)
Realized gain on disposal of a subsidiary				56,211
Goodwill and intangible assets, written off				12,326	$ 11,855	$ 4,735
Goodwill related to disposal				2,033
Goodwill impairment loss				2,241
NationSky [Member]
Business Acquisition [Line Items]
Equity interest held by non-controlling shareholders	45.00%		45.00%
Cash consideration for acquiring non-controlling interest	$ 11,024
Realized gain on disposal of a subsidiary				$ 56,211
Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years
Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				2 years 7 months 6 days
Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, estimated useful life				4 years 8 months 12 days
Common Shares [Member] | NationSky [Member]
Business Acquisition [Line Items]
Share consideration for acquiring non-controlling interest, number of common shares | shares	8,352,940
Share consideration for acquiring non-controlling interest, fair value of common shares	$ 16,355
NationSky [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		55.00%
Cash consideration		$ 3,157
Share consideration, fair value of shares		$ 4,196
Non-controlling interest fair value, discount rate for lack of control		20.00%
Net revenues			$ 12,552
Net income			$ 1,184
Total consideration from disposal of group | ¥							¥ 510,000
Goodwill related to disposal				$ 2,033
Intangible assets related to disposal				1,905
Goodwill impairment loss				$ 0
NationSky [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 1,310
Identified intangible assets, estimated useful life		6 years 7 months 6 days
NationSky [Member] | Revenue sharing agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 2,462
Identified intangible assets, estimated useful life		7 years 7 months 6 days
NationSky [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 347
Identified intangible assets, estimated useful life		6 years 7 months 6 days
NationSky [Member] | Platform technology [Member]
Business Acquisition [Line Items]
Identified intangible assets, amount		$ 939
Identified intangible assets, estimated useful life		5 years
NationSky [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares | shares		2,300,000
Share consideration, fair value of shares		$ 4,196